Net loss per share attributable to common stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net loss per share attributable to common stockholders
Net loss per share attributable to common stockholders
11.	Net loss per share attributable to common stockholders

The table below is the calculation of basic and diluted loss per share attributable to common, Series A common and Series B common stockholders (in thousands, except share and per share data):

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
Numerator:
Net loss attributable to common stockholders	$—	$(7,467)	$—	$(23,304)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted	—	185,084	—	184,756
Net loss per share attributable to common stockholders, basic and diluted	$—	$(40.34)	$—	$(126.13)
Numerator:
Net loss attributable to Series A and Series B common stockholders	$(6,353)	$—	$(19,725)	$—
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to Series A and Series B common stockholders, basic and diluted	18,194,682	—	6,131,541	—
Net loss per share attributable to Series A and Series B common stockholders, basic and diluted	$(0.35)	$—	$(3.22)	$—

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common, Series A common and Series B common stockholders for the periods presented because including them would have been antidilutive. On July 18, 2023, each share of the Company’s common stock issued and outstanding became reclassified as one share of Series A common stock, therefore, options prior to the IPO were to purchase common stock, and after the IPO are to purchase Series A common stock.

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
Options to purchase Series A common stock	3,766,505	2,198,675	3,766,505	2,198,675
Warrant to purchase Series A Common Stock	1,000	—	1,000	—
Redeemable convertible preferred stock	—	16,638,476	—	16,638,476
Warrants to purchase common stock	—	40,268	—	40,268
Warrant to purchase redeemable convertible preferred stock	—	79,545	—	79,545
Total	3,767,505	18,956,964	3,767,505	18,956,964

11.Net loss per share attributable to common stockholders

The table below is the calculation of basic and diluted loss per share attributable to common stockholders for the years ended December 31, 2022 and 2021 (in thousands, except share and per share data):

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(30,499)	$(24,442)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted	184,619	122,579
Net loss per share attributable to common stockholders, basic and diluted	$(165.20)	$(199.40)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Redeemable convertible preferred stock	16,638,476	16,638,476
Options to purchase common stock	3,190,450	2,138,110
Warrants to purchase common stock	40,268	40,268
Warrants to purchase redeemable convertible preferred stock	79,545	79,545
Total	19,948,739	18,896,399